Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Disclosure of related party [text block]
26	Related party transactions

The compensation of key management personnel of the Group is as follows:

	For the year ended December 31
in 000€	2017	2016	2015
Short-term employee benefits	2,190	2,693	2,638
Post-employment benefits	80	116	109
Termination benefits	−	−	22
Total	2,270	2,809	2,769

Warrants granted	−	199,500	18,180
Warrants outstanding	573,980	790,752	593,448

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel (senior management and executive committee members). In the year ending December 31, 2017 the compensation to key management by means of share based payments amounts to K€384.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year:

in 000€	Sale of goods to	Purchases from	Interest expense	Receivables	Liabilities
Non-executive directors of the group
2017	−	96	50	−	965
2016	−	72	50	−	972
2015	−	99	12	−	932

Shareholders of the group
2017	−	172	11	−	371
2016	−	117	16	−	378
2015	−	214	18	−	447

Joint ventures
2017	714	23	−	804	28
2016	527	−	−	601	−
2015	547	−	−	189	−

Related party – Ailanthus NV

Ailanthus NV, shareholder and director of the Group, has provided several loans and financial leases to the Group for the purchase of machinery and a portion of the office and production buildings. We refer to Note 15 for details.

The Group rent apartments on a regular basis from Ailanthus NV in order to host our employees from foreign subsidiaries who are visiting our headquarters in Leuven. The total amount paid to Ailanthus NV for rent in 2017 was K€172 (2016: K€141; 2015: K€167).

Related party – Convertible debt

The Group has issued on 28 October 2013 1,000 convertible bonds for a total amount of K€958. The bonds have been fully subscribed by a member of our senior management. We refer to Note 15 for more details.

Founder shares

At the inception of the Company, the other shareholders granted a total of 300,000 founder shares (“oprichtersaandelen”) to the founder and CEO of the Group, Mr. Wilfried Vancraen, in his capacity as shareholder. In accordance with Belgian Company Law, these founder shares do not represent shareholders’ capital but grant the holder voting and dividend rights. No other terms and conditions were attached to these founder shares and no dividends has been paid by the Group to the shareholders since inception.

The General Meeting of Shareholders held at 28 November 2013 converted the 300,000 founder shares to ordinary A shares. Converting the founder shares into ordinary A Shares did not confer any substantial advantage to their holder but resulted in a dilution for the existing shareholders by 0% .Those A shares will benefit from all rights attached to the ordinary shares.

Joint ventures

The receivable for the amount of K€804 is accounted for under the other non-current assets and relates to the services and goods delivered to the joint venture RSPRINT.